Leases - Summary of Lease Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	¥ 17,284	¥ 10,329	¥ 8,569
Short-term lease cost	10,974	9,353	7,456
Total lease cost	28,258	19,682	16,025
Cash paid for operating leases	17,910	9,786	8,867
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 13,505	¥ 34,988	¥ 12,851